Long-Term Debt - Schedule of Debt Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Debt Disclosure [Abstract]
3/31/2016	$ 912
3/31/2017	969
3/31/2018	1,031
3/31/2019	1,096
3/31/2020	1,166
Thereafter	714
Total	$ 5,888	$ 17,862